Share-based Compensation - Hutchmed Options Fair value Assumptions (Details) - Hutchmed Share Option Scheme - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)	$ 2.24	$ 1.76	$ 1.33
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	5.96	4.66	4.12
Share price at effective date of grant (in US$ per share)	$ 5.91	$ 4.66	$ 3.98
Expected volatility (in percentage) (note (a))	41.10%	42.60%	38.40%
Risk-free interest rate (in percentage) (note (b))	1.62%	0.59%	0.56%
Contractual life of share options (in years)	10 years	10 years	10 years
Expected dividend yield (in percentage) (note (c))	0.00%	0.00%	0.00%